Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Cost to obtain	$ 26,742	$ 29,998
Prepaid IT support services	9,554	8,984
Prepaid Insurance	5,589	4,489
Other prepaid expenses	90,240	50,348
Government institutions	87,203	100,141
Derivative instruments	47,187	55,048
Right to use land and buildings	2,328	6,225
Other	29,855	23,995
Total	$ 298,698	$ 279,228